Segment Reporting - Additional Information (Detail)	0 Months Ended	12 Months Ended
	Jun. 03, 2013 Segment	Dec. 31, 2013 Organic Fertilizer [Member] Revenue [Member] Customer	Dec. 31, 2013 Organic Fertilizer [Member] Accounts Receivable [Member] Customer	Dec. 31, 2013 Organic Fertilizer [Member] Customer One [Member] Revenue [Member]	Dec. 31, 2013 Organic Fertilizer [Member] Customer Two [Member] Revenue [Member]	Dec. 31, 2013 Organic Fertilizer [Member] Customer Three [Member] Revenue [Member]	Dec. 31, 2013 Organic Fertilizer [Member] Customer Four [Member] Accounts Receivable [Member]	Dec. 31, 2013 Organic Fertilizer [Member] Customer Five [Member] Accounts Receivable [Member]
Segment Reporting Information [Line Items]
Number of operating segments	2
Concentration risk percentage				14.00%	19.00%	35.00%	16.00%	37.00%
Number of customer		3	2